Allstate Life Insurance Company
                           Law & Regulation Department
                          3100 Sanders Road, Suite J5B
                           Northbrook, Illinois 60062

                         Direct Dial Number 847.402.5745
                             Facsimile 847.402.3781
                            E-Mail Jocelyn.Liu@allstate.com

JOCELYN LIU
ASSISTANT COUNSEL


May 2, 2007

BY EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

      Re: Allstate Financial Advisors Separate Account I ("Registrant") Post-Effective Amendment No. 5 to Form N-4 Registration Statement File Nos. 333-114560 and 811-09327
           CIK No.  0001085612
           Rule 497 Filing

Commissioners:

On behalf of Allstate Life Insurance Company (the "Company") and the Registrant, we are transmitting for filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of the Prospectuses and Statements of Additional Information for the variable annuity contracts offered by the Company that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced registration statement. The registration statement was filed electronically with the Commission on April 19, 2007.

Please direct any question or comment to me at the number above.


Sincerely,


/s/ JOCELYN LIU
----------------------------
Jocelyn Liu